DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

Spreadtrum Communications, Inc. ("Holding") is incorporated in the Cayman Islands, British West Indies. On June 27, 2007, Holding became listed on NASDAQ in the United States under the market symbol of "SPRD".

Holding, its subsidiaries and its variable interest entity ("VIE") (hereafter collectively referred to as the "Company") is a fabless semiconductor company that designs, develops and markets mobile chipset platforms for smartphones, feature phones and other consumer electronics products that support 2G, 3G and 4G wireless communications standards. The Company's solutions combine its highly integrated power-efficient chipsets with customizable software and reference designs in a complete turnkey platform, enabling its customers to achieve faster design cycles with a lower development cost. The Company offers a comprehensive portfolio of integrated baseband processor solutions that support a broad range of wireless communications standards, including GSM, GPRS, EDGE, TD-SCDMA, WCDMA, HSPA+ and LTE as well as a wide array of multimedia capabilities. Holding's primary subsidiaries as of December 31, 2012 included the following:

Name of subsidiary	Place of incorporation	Date of incorporation/ acquisition	Percentage of ownership
Spreadtrum Communications (Shanghai) Co., Ltd. ("Spreadtrum Shanghai")	The People's Republic of China (the "PRC")	July 18, 2001	100%
Spreadtrum Communications USA Inc. (formerly known as Quorum System Inc.) ("Spreadtrum USA")	US	January 15, 2008	100%
Spreadtrum Communications (Tianjin) Co., Ltd. ("Spreadtrum Tianjin")	PRC	December 9, 2010	100%
Spreadtrum Communications (Chongqing) Co., Ltd. ("Spreadtrum Chongqing")	PRC	December 31, 2010	100%
Telegent Systems, Inc. ("Telegent")	Cayman Islands	August 2, 2011	100%
MobilePeak Holdings, Ltd. ("MobilePeak")	Cayman Islands	September 30, 2011	100%
MobilePeak Systems, Inc. ("MobilePeak USA")	US	September 30, 2011	Wholly-owned subsidiary of MobilePeak
Shanghai MobilePeak Semiconductor Co., Ltd ("MobilePeak Shanghai")	PRC	September 30, 2011	Wholly-owned subsidiary of MobilePeak
Chengdu Chuanyue Co., Ltd ("Chengdu Chuanyue")	PRC	June 30, 2012	89.2%
Beijing Spreadtrum Hi-Tech Communications Technology Co., Ltd ("Spreadtrum Beijing", a VIE before April 2012 and a 100% owned subsidiary thereafter)	PRC	March 30, 2005	100%

Spreadtrum Beijing, a PRC domestic company, was established to perform research and development activities on behalf of Spreadtrum Shanghai and qualify for government research grants that are restricted to PRC domestic companies. Spreadtrum Beijing was formed in March 2005 under the names of three PRC nationals who are family members of the Company's co-founders. In May 2005, the Company entered into a loan agreement with the three PRC nationals who were nominee shareholders of Spreadtrum Beijing, pursuant to which the Company provided them with a loan in an aggregate principal amount of $1.0 million solely for the establishment of Spreadtrum Beijing. Spreadtrum Shanghai also entered into a research and development agreement with Spreadtrum Beijing, pursuant to which Spreadtrum Beijing would perform research and development work for Spreadtrum Shanghai and the work products would be owned exclusively by Spreadtrum Shanghai. In return, Spreadtrum Shanghai would reimburse Spreadtrum Beijing for all necessary and reasonable direct and indirect costs incurred for the research and development work. Because of these contractual arrangements, the relationships between the nominee shareholders of Spreadtrum Beijing and the Company's co-founders, and the fact that one of the members of the Company's management was the legal representative of Spreadtrum Beijing, the Company had the power to direct Spreadtrum Beijing's operational and financial affairs, appoint its senior executives, and approve all matters requiring shareholder approval. As a result, Spreadtrum Beijing was deemed a variable interest entity and the Company was the primary beneficiary. Accordingly, the Company has consolidated the financial statements of Spreadtrum Beijing since its inception.

In May 2008, Spreadtrum Shanghai injected RMB5 million (approximately $0.7 million) into Spreadtrum Beijing to increase its registered capital for the purpose of reducing its debt-to-equity ratio to a level that would enable it to qualify for certain government research grants available to PRC domestic companies. Consequently, Spreadtrum Shanghai owns approximately 37.9% of the equity interest in Spreadtrum Beijing, and the three PRC national nominee shareholders, each of them, owns approximately 20.7% or, on an aggregative basis, 62.1%, of the equity interest in Spreadtrum Beijing. Spreadtrum Shanghai's increased ownership of the equity interest in Spreadtrum Beijing had no impact on the VIE analysis because the three PRC national shareholders had been nominee shareholders and had never shared risks and rewards of equity ownership with the Company. In April 2012, Spreadtrum Shanghai acquired the 62.1% equity interests held by the three PRC national nominee shareholders for a total cash consideration of approximately $1.0 million, the amount of which was offset against the Company's loan receivable from the nominee shareholders, and there was no cash outflow incurred by the Company. As a result, Spreadtrum Beijing became a wholly-owned subsidiary of Spreadtrum Shanghai.

In June 2009, the FASB issued FAS 167: Amendments to FASB Interpretation No. 46(R), codified primarily in the Consolidation Topic of the FASB ASC 810. This guidance modifies the method for determining whether an entity is a variable interest entity as well as the methods permitted for determining the primary beneficiary of a variable interest entity. In addition, this guidance requires ongoing reassessments of whether a company is the primary beneficiary of a variable interest entity and enhanced disclosures related to a company's involvement with a variable interest entity. The Company adopted this guidance on January 1, 2010. In accordance with the new guidance, the Company is deemed to have a controlling financial interest and is the primary beneficiary of Spreadtrum Beijing, the VIE, as it has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. As a result, the Company continued to consolidate the same VIE that was consolidated prior to January 1, 2010 and the adoption did not have any impact on the Company's consolidated financial statements.

Pursuant to the contractual arrangements with the VIE, the Company had the power to direct activities of the VIE, and can have assets transferred freely out of the VIE without any restrictions. Therefore, the Company determined there was no asset of the VIE that can be used to settle obligations of the VIE only, except for registered capital of the VIE amounting to approximately $1.7 million as of December 31, 2011. As the consolidated VIE was incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIE, which amounted to, in aggregate, approximately $0.3 million as of December 31, 2011. There was no contractual arrangement that could require the Company to provide additional financial support to the VIE.

Spreadtrum Beijing is no longer a VIE as it became a wholly owned subsidiary in April 2012. The following financial information of the VIE was included in the Company's consolidated financial statements as of December 31, 2011 and for the years ended December 31, 2010 and 2011 and the three-month period ended March 31, 2012:

	December 31,
	2011	2012
Total assets	$1,267,325	N/A

Total liabilities	$299,648	N/A

	Year ended December 31,
	2010	2011	Three-month period ended March 31, 2012
Revenue *	$1,372,675	$1,412,581	$193,842

Net income	$48,101	$62,514	$15,681

* All of Spreadtrum Beijing's revenue during the years presented was derived from Spreadtrum Shanghai, another subsidiary of the Company, and was eliminated in full upon consolidation.